RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			¥ 129,383
Amounts due to related parties			69,434
Inventory leads sold to the related party		¥ 176	10,869
Service provided by the related parties	¥ 23,520	351	89,843	¥ 47,054
58.com
RELATED PARTY BALANCES AND TRANSACTIONS
Inventory leads sold to the related party		176	10,869
Service provided by the related parties	¥ 23,520		89,843	¥ 47,054
Gain from the divestiture of 2B business			735,956
58.com | Consideration Receivables, Net
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			129,383
58.com | Unpaid Advertising Expenses
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties			¥ 69,434
Weiche
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties		¥ 351